Marketable securities and other investments (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Marketable securities and other investments
Recognized net losses	$ 0.8	$ 3.3
Realized gain	0.2	4.2
Unrealized losses	0.7	$ 0.9
Non-marketable securities gain/loss	$ 0.1